Expense Example	Dec. 29, 2025 USD ($)
Class A | Conservative Balanced Allocation Portfolio | Conservative Balanced Allocation Portfolio Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 766
Expense Example, with Redemption, 3 Years	1,416
Expense Example, with Redemption, 5 Years	2,088
Expense Example, with Redemption, 10 Years	3,872
Class A | Moderately Conservative Balanced Allocation Portfolio | Moderately Conservative Balanced Allocation Portfolio Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	788
Expense Example, with Redemption, 3 Years	1,675
Expense Example, with Redemption, 5 Years	2,571
Expense Example, with Redemption, 10 Years	4,843
Class A | Moderate Balanced Allocation Portfolio | Moderate Balanced Allocation Portfolio Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	799
Expense Example, with Redemption, 3 Years	1,546
Expense Example, with Redemption, 5 Years	2,311
Expense Example, with Redemption, 10 Years	4,304
Class A | Moderately Aggressive Balanced Allocation Portfolio | Moderately Aggressive Balanced Allocation Portfolio Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	806
Expense Example, with Redemption, 3 Years	1,676
Expense Example, with Redemption, 5 Years	2,556
Expense Example, with Redemption, 10 Years	4,795
Class A | Aggressive Balanced Allocation Portfolio | Aggressive Balanced Allocation Portfolio Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	816
Expense Example, with Redemption, 3 Years	1,645
Expense Example, with Redemption, 5 Years	2,487
Expense Example, with Redemption, 10 Years	4,645
Class A | U.S. Government Money Market Portfolio | U.S. Government Money Market Portfolio Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	766
Expense Example, with Redemption, 3 Years	1,166
Expense Example, with Redemption, 5 Years	1,591
Expense Example, with Redemption, 10 Years	2,768
Class A | Investment Quality Bond Portfolio | Investment Quality Bond Portfolio Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	787
Expense Example, with Redemption, 3 Years	1,229
Expense Example, with Redemption, 5 Years	1,696
Expense Example, with Redemption, 10 Years	2,982
Class A | Large Capitalization Value Portfolio | Large Capitalization Value Portfolio Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	782
Expense Example, with Redemption, 3 Years	1,215
Expense Example, with Redemption, 5 Years	1,672
Expense Example, with Redemption, 10 Years	2,934
Class A | Large Capitalization Growth Portfolio | Large Capitalization Growth Portfolio Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	788
Expense Example, with Redemption, 3 Years	1,232
Expense Example, with Redemption, 5 Years	1,701
Expense Example, with Redemption, 10 Years	2,992
Class A | Mid Capitalization Portfolio | Mid Capitalization Portfolio - Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	828
Expense Example, with Redemption, 3 Years	1,351
Expense Example, with Redemption, 5 Years	1,899
Expense Example, with Redemption, 10 Years	3,387
Class A | Small Capitalization Portfolio | Small Capitalization Portfolio Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	853
Expense Example, with Redemption, 3 Years	1,427
Expense Example, with Redemption, 5 Years	2,024
Expense Example, with Redemption, 10 Years	3,631
Class A | International Equity Portfolio | International Equity Portfolio Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	939
Expense Example, with Redemption, 3 Years	1,680
Expense Example, with Redemption, 5 Years	2,438
Expense Example, with Redemption, 10 Years	4,411
Class A | Health & Biotechnology Portfolio | Health & Biotechnology Portfolio Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	861
Expense Example, with Redemption, 3 Years	1,449
Expense Example, with Redemption, 5 Years	2,061
Expense Example, with Redemption, 10 Years	3,702
Class A | Technology & Communications Portfolio | Technology & Communications Portfolio Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	844
Expense Example, with Redemption, 3 Years	1,399
Expense Example, with Redemption, 5 Years	1,978
Expense Example, with Redemption, 10 Years	3,541
Class C | Conservative Balanced Allocation Portfolio | Conservative Balanced Allocation Portfolio Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	378
Expense Example, with Redemption, 3 Years	1,112
Expense Example, with Redemption, 5 Years	1,962
Expense Example, with Redemption, 10 Years	4,160
Class C | Moderately Conservative Balanced Allocation Portfolio | Moderately Conservative Balanced Allocation Portfolio Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	401
Expense Example, with Redemption, 3 Years	1,387
Expense Example, with Redemption, 5 Years	2,466
Expense Example, with Redemption, 10 Years	5,130
Class C | Moderate Balanced Allocation Portfolio | Moderate Balanced Allocation Portfolio Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	412
Expense Example, with Redemption, 3 Years	1,247
Expense Example, with Redemption, 5 Years	2,190
Expense Example, with Redemption, 10 Years	4,582
Class C | Moderately Aggressive Balanced Allocation Portfolio | Moderately Aggressive Balanced Allocation Portfolio Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	420
Expense Example, with Redemption, 3 Years	1,382
Expense Example, with Redemption, 5 Years	2,439
Expense Example, with Redemption, 10 Years	5,062
Class C | Aggressive Balanced Allocation Portfolio | Aggressive Balanced Allocation Portfolio Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	431
Expense Example, with Redemption, 3 Years	1,350
Expense Example, with Redemption, 5 Years	2,369
Expense Example, with Redemption, 10 Years	4,915
Class C | U.S. Government Money Market Portfolio | U.S. Government Money Market Portfolio Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	370
Expense Example, with Redemption, 3 Years	829
Expense Example, with Redemption, 5 Years	1,415
Expense Example, with Redemption, 10 Years	3,003
Class C | Investment Quality Bond Portfolio | Investment Quality Bond Portfolio Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	365
Expense Example, with Redemption, 3 Years	814
Expense Example, with Redemption, 5 Years	1,390
Expense Example, with Redemption, 10 Years	2,954
Class C | Large Capitalization Value Portfolio | Large Capitalization Value Portfolio Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	380
Expense Example, with Redemption, 3 Years	859
Expense Example, with Redemption, 5 Years	1,464
Expense Example, with Redemption, 10 Years	3,099
Class C | Large Capitalization Growth Portfolio | Large Capitalization Growth Portfolio Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	386
Expense Example, with Redemption, 3 Years	877
Expense Example, with Redemption, 5 Years	1,494
Expense Example, with Redemption, 10 Years	3,157
Class C | Mid Capitalization Portfolio | Mid Capitalization Portfolio - Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	413
Expense Example, with Redemption, 3 Years	957
Expense Example, with Redemption, 5 Years	1,625
Expense Example, with Redemption, 10 Years	3,411
Class C | Small Capitalization Portfolio | Small Capitalization Portfolio Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	462
Expense Example, with Redemption, 3 Years	1,110
Expense Example, with Redemption, 5 Years	1,859
Expense Example, with Redemption, 10 Years	3,854
Class C | International Equity Portfolio | International Equity Portfolio Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	552
Expense Example, with Redemption, 3 Years	1,363
Expense Example, with Redemption, 5 Years	2,283
Expense Example, with Redemption, 10 Years	4,622
Class C | Health & Biotechnology Portfolio | Health & Biotechnology Porfolio Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	463
Expense Example, with Redemption, 3 Years	1,103
Expense Example, with Redemption, 5 Years	1,864
Expense Example, with Redemption, 10 Years	3,862
Class C | Technology & Communications Portfolio | Technology & Communications Portfolio Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	445
Expense Example, with Redemption, 3 Years	1,051
Expense Example, with Redemption, 5 Years	1,779
Expense Example, with Redemption, 10 Years	3,703
Class I | Conservative Balanced Allocation Portfolio | Conservative Balanced Allocation Portfolio Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	178
Expense Example, with Redemption, 3 Years	818
Expense Example, with Redemption, 5 Years	1,483
Expense Example, with Redemption, 10 Years	3,265
Class I | Moderately Conservative Balanced Allocation Portfolio | Moderately Conservative Balanced Allocation Portfolio Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	201
Expense Example, with Redemption, 3 Years	1,095
Expense Example, with Redemption, 5 Years	2,002
Expense Example, with Redemption, 10 Years	4,324
Class I | Moderate Balanced Allocation Portfolio | Moderate Balanced Allocation Portfolio Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	213
Expense Example, with Redemption, 3 Years	957
Expense Example, with Redemption, 5 Years	1,723
Expense Example, with Redemption, 10 Years	3,736
Class I | Moderately Aggressive Balanced Allocation Portfolio | Moderately Aggressive Balanced Allocation Portfolio Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	220
Expense Example, with Redemption, 3 Years	1,096
Expense Example, with Redemption, 5 Years	1,986
Expense Example, with Redemption, 10 Years	4,271
Class I | Aggressive Balanced Allocation Portfolio
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	231
Expense Example, with Redemption, 3 Years	1,063
Expense Example, with Redemption, 5 Years	1,912
Expense Example, with Redemption, 10 Years	4,108
Class I | U.S. Government Money Market Portfolio | U.S. Government Money Market Portfolio Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	159
Expense Example, with Redemption, 3 Years	493
Expense Example, with Redemption, 5 Years	850
Expense Example, with Redemption, 10 Years	1,856
Class I | Investment Quality Bond Portfolio | Investment Quality Bond Portfolio Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	184
Expense Example, with Redemption, 3 Years	569
Expense Example, with Redemption, 5 Years	980
Expense Example, with Redemption, 10 Years	2,127
Class I | Large Capitalization Value Portfolio | Large Capitalization Value Portfolio Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	182
Expense Example, with Redemption, 3 Years	563
Expense Example, with Redemption, 5 Years	970
Expense Example, with Redemption, 10 Years	2,105
Class I | Large Capitalization Growth Portfolio
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	186
Expense Example, with Redemption, 3 Years	576
Expense Example, with Redemption, 5 Years	990
Expense Example, with Redemption, 10 Years	2,148
Class I | Mid Capitalization Portfolio | Mid Capitalization Portfolio - Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	225
Expense Example, with Redemption, 3 Years	694
Expense Example, with Redemption, 5 Years	1,190
Expense Example, with Redemption, 10 Years	2,554
Class I | Small Capitalization Portfolio | Small Capitalization Portfolio Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	253
Expense Example, with Redemption, 3 Years	779
Expense Example, with Redemption, 5 Years	1,331
Expense Example, with Redemption, 10 Years	2,836
Class I | International Equity Portfolio | International Equity Portfolio Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	345
Expense Example, with Redemption, 3 Years	1,051
Expense Example, with Redemption, 5 Years	1,779
Expense Example, with Redemption, 10 Years	3,703
Class I | Health & Biotechnology Portfolio | Health & Biotechnology Portfolio Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	263
Expense Example, with Redemption, 3 Years	808
Expense Example, with Redemption, 5 Years	1,380
Expense Example, with Redemption, 10 Years	2,934
Class I | Technology & Communications Portfolio | Technology & Communications Portfolio Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	245
Expense Example, with Redemption, 3 Years	755
Expense Example, with Redemption, 5 Years	1,291
Expense Example, with Redemption, 10 Years	$ 2,756